The authorization of the consolidated financial statement	12 Months Ended
Dec. 31, 2025
Authorization Of Consolidated Financial Statement
The authorization of the consolidated financial statement	2. The authorization of the consolidated financial statement The accompanying consolidated financial statements were authorized for issuance by the Board of Directors on April 30, 2026.